FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENT
Schedule of financial assets

	2018	2019
Amortized cost
Cash and cash equivalents	17,435	18,241
Trade and other receivables	9,928	11,272
Contract assets	1,560	944
Other current financial assets	844	483
Other non-current assets	443	290
FVTPL
Equity investments	1,953	1,210
Other long-term investments	709	989
Mutual funds	470	71
Convertible bonds	213	357
Total financial assets	33,555	33,857

Schedule of financial liabilities

	2018	2019
Financial liabilities measured at amortized cost
Trade and other payables	15,214	14,324
Accrued expenses	12,769	12,761
Short-term bank loans	4,043	8,705
Two-step loans	949	736
Bonds and notes	10,481	9,958
Long-term bank loans	23,220	26,601
Obligations under finance leases	3,145	—
Lease liabilities	—	17,217
Other borrowings	2,244	3,740
Other liabilities	261	194
Total financial liabilities	72,326	94,236

Schedule of fair values of financial assets and liabilities

			Fair value measurement at reporting date using
			Quoted prices in
			active markets for		Significant
			identical assets or	Significant other	unobservable
			liabilities	observable inputs	inputs
2018	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
Financial assets measured at fair value
Mutual funds	470	470	470	—	—
Convertible bonds	213	213	—	—	213
Other long-term investments	709	709	—	—	709
Financial liabilities at amortized cost
Interest-bearing loans and other borrowings:
Two-step loans	949	898	—	—	898
Bonds and notes	10,481	10,894	9,380	—	1,514
Long-term bank loans	23,220	22,796	—	—	22,796
Obligations under finance leases	3,145	3,145	—	—	3,145
Other borrowings	2,244	2,154	—	—	2,154
Other liabilities	261	261	—	—	261
Total	41,692	41,540	9,850	—	31,690

			Fair value measurement at reporting date using
			Quoted prices in
			active markets for		Significant
			identical assets or	Significant other	unobservable
			liabilities	observable inputs	inputs
2019	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
Financial assets measured at fair value
Mutual funds	71	71	71	—	—
Convertible bonds	357	357	—	—	357
Other long-term investments	989	989	—	—	989
Financial liabilities at amortized cost
Interest-bearing loans and other borrowings:
Two-step loans	736	759	—	—	759
Bonds and notes	9,958	10,897	9,906	—	991
Long-term bank loans	26,601	26,537	—	—	26,537
Lease liabilities	17,217	17,217	—	—	17,217
Other borrowings	3,740	3,709	—	—	3,709
Other liabilities	194	194	—		194
Total	59,863	60,730	9,977	—	50,753

Schedule of reconciliation for items measured at fair value using significant unobservable inputs

	2018	2019
Beginning balance	373	922
Gain (loss) recognized in consolidated statement of:
Profit or loss	146	279
Other comprehensive income	—	9
Purchase/addition	438	389
Settlement/deduction	(35)	(253)
Ending balance	922	1,346

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]

		Significant	Range	Sensitivity
	Valuation	unobservable	(weighted	of the input of
Industry	technique	input	average)	fair value
Subsidiaries investment
Non-listed equity investment - technology	Backsolve method	Volatility	20% - 100%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp10 billion of the Investment value.
		Exit timing	1 - 5.5 years	Increase (decrease) in 1 year exit timing would result in an increase(decrease) Rp15 billion of the Investment value.
	Market approach and liquidation preference	Equity value/revenue multiple	2.5 - 3.5x	Increase in 0.5x of equity value/revenue multiple would result in an increase Rp1 billion of the investment value.
Non-listed equity investment - credit rating agency	Discounted cash flow	Weighted Average Cost of Capital (“WACC”)	10.54% - 11.54%	0.50% increase (decrease) in the percentage of WACC would result an increase (decrease) Rp1 billion of the investment value.
		Terminal growth rate	2.50% - 4.50%	1% increase (decrease) in terminal growth rate would result increase (decrease) Rp1 billion of the investment value.
Non-listed equity investment - telecommunication	Discounted cash flow	WACC	4.40% - 17.50%	0.50% increase (decrease) in WACC would result in an increase (decrease) Rp1 billion of the investment value.
		Terminal growth rate	-4.80% - 4.00%	1% increase (decrease) in terminal growth rate would result in an increase (decrease) Rp3 billion of the investment value.
		Revenue achievement	0%	5% increase (decrease) in revenue achievement would result in an increase (decrease) Rp370 million of the investment value.
		Net working capital to revenue	6.00% - 39.00%	1% increase (decrease) in net working capital to revenue would result in an increase (decrease) Rp57 million of the investment value.

Convertible Bonds
Non-listed equity investment - technology	Backsolve method	Volatility	80% - 100%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp1 billion of the Investment value.
		Exit timing	3 - 5.5 years	Increase (decrease) in 1 year exit timing would result in an increase (decrease) Rp1 billion of the Investment value.
	First chicago method	Discount rate	40% - 60%	10% increase (decrease) in discount rate would result in an increase (decrease) Rp278 million of the Investment value.
		Probability of conversion	10% - 30%	10% increase (decrease) in probability of conversion would result in an increase (decrease) Rp136 million of the investment value.
	Last Twelve Months (“LTM”) revenue movement	Probability of qualified financing	0% - 100%	50% increase (decrease) in probability of qualified financing would result in an increase (decrease) Rp4 billion of the investment value.
	Discount on conversion price	Probability of qualified financing	0% - 100%	50% increase (decrease) in probability of qualified financing would result in an increase (decrease) Rp18 billion of the Investment value.

Schedule of exposure to foreign currency risk

	2018		2019
	U.S. Dollar	Japanese yen	U.S. Dollar	Japanese yen
	(in millions)	(in millions)	(in millions)	(in millions)
Financial assets	473	8	422	50
Financial liabilities	(391)	(4,656)	(291)	(3,996)
Net exposure	82	(4,648)	131	(3,946)

Sensitivity analysis of foreign currencies

Equity/profit (loss)
December 31, 2019
U.S. Dollar (1% strengthening)	18
Japanese yen (5% strengthening)	(25)

Schedule of interest rate profile of interest-bearing financial instruments

	2018	2019
Fixed rate borrowings	(21,260)	(38,133)
Variable rate borrowings	(22,822)	(28,824)

Schedule of maximum exposure to credit risk of financial assets

	2018	2019
Cash and cash equivalents	17,435	18,241
Trade and other receivables, net	9,928	11,272
Contract asset	1,560	944
Other current financial assets	1,314	554
Other non-current assets	443	290
Total	30,680	31,301

Schedule of maturity profile of financial liabilities contractual undiscounted payments

	Carrying	Contractual					2023 and
	amount	cash flows	2019	2020	2021	2022	thereafter
2018
Trade and other payables	15,214	(15,214)	(15,214)	—	—	—	—
Accrued expenses	12,769	(12,769)	(12,769)	—	—	—	—
Interest bearing loans and other borrowings:
Two-step loans	949	(1,075)	(242)	(232)	(205)	(159)	(237)
Bonds and notes	10,481	(19,050)	(1,562)	(3,436)	(1,231)	(2,817)	(10,004)
Bank loans	27,263	(33,376)	(10,441)	(9,165)	(3,991)	(3,220)	(6,559)
Other borrowings	2,244	(2,905)	(490)	(570)	(533)	(495)	(817)
Obligations under finance leases	3,145	(3,764)	(1,049)	(945)	(781)	(605)	(384)
Other liabilities	261	(306)	(16)	(36)	(36)	(109)	(109)
Total	72,326	(88,459)	(41,783)	(14,384)	(6,777)	(7,405)	(18,110)

	Carrying	Contractual					2024 and
	amount	cash flows	2020	2021	2022	2023	thereafter
2019
Trade and other payables	14,324	(14,324)	(14,324)	—	—	—	—
Accrued expenses	12,761	(12,761)	(12,761)	—	—	—	—
Interest bearing loans and other borrowings:
Two-step loans	736	(804)	(222)	(196)	(154)	(132)	(100)
Bonds and notes	9,958	(17,454)	(3,402)	(1,231)	(2,817)	(507)	(9,497)
Bank loans	35,306	(40,732)	(15,956)	(8,495)	(4,435)	(6,417)	(5,429)
Other borrowings	3,740	(4,534)	(926)	(1,082)	(1,010)	(948)	(568)
Lease liabilities	17,217	(19,502)	(4,752)	(4,247)	(3,529)	(2,636)	(4,338)
Other liabilities	194	(223)	(12)	(52)	(53)	(53)	(53)
Total	94,236	(110,334)	(52,355)	(15,303)	(11,998)	(10,693)	(19,985)